Unsecured Notes Payable (Tables)	12 Months Ended
Mar. 31, 2021
Investment in Pgl
Schedule of notes payable

Following is a roll-forward of notes payable:

	CURRENT	CURRENT	NON-CURRENT
(In thousands)	PPL	iOx	SalvaRx	Total

Balance, April 1, 2019	$193	$100	$3,370	$3,663
Repayment	–	–	(300)	(300)
Amortization of debt discount	7	–	258	265
Loss on extinguishment of debt	–	–	33	33
Balance, March 31, 2020	200	100	3,361	3,661
Repayment	–	–	(1,020)	(1,020)
Amortization of debt discount	–	–	76	76
Value of notes exchanged in warrant exercise	–	–	(2,640)	(2,640)
Settlement in connection with disposition of PPL	(200)	–	–	(200)
Loss on extinguishment of debt	–	–	223	223
Proceeds from loan payable	–	50	–	50
Balance, March 31, 2021	$–	$150	$–	$150